Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	¥ 210,179	¥ 232,327	¥ 277,399
Amount due for purchase of property, plant and equipment	47,690	23,306
Impairment of long-lived assets held-for-use	598	1,288	15,466
Semiconductor Production Equipment Business
Property, Plant, and Equipment Disclosure [Line Items]
Impairment of long-lived assets held-for-use			¥ 15,390